Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Liability in Respect of Government Grants [Abstract]
Schedule of liability in respect of government grants
	2020	2021
	Thousands USD	Thousands USD
Balance as of January 1	1,275	1,076
Increase through business combination	-	912
Amounts received during the year	55	217
Payment of royalties	(158)	(196)
Amounts recognized as an offset from research and development expenses	(23)	(118)
Revaluation of the liability	(73)	97
Balance as of December 31	1,076	1,988

Current maturities in respect of government grants	226	428
Long term liability in respect of government grants	850	1,560